Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.63
Maximum Aggregate Offering Price	$ 220,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,758.55
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.001 per share (“Common Stock”), of Sonim Technologies, Inc. (the “Company”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under this registration statement all Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by this registration statement shall be proportionately reduced.

(2)	Represents 350,000,000 shares of Common Stock that are available to be issued and sold by the Company to Chardan from time to time at the Company’s election pursuant to a ChEF Purchase Agreement, dated as of September 29, 2025, between the Company and Chardan, subject to satisfaction of the conditions set forth therein.

(3)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Capital Market on September 26, 2025. This calculation is in accordance with Rule 457(c) of the Securities Act.